Expense Example {- Fidelity® Series Small Cap Opportunities Fund} - 07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-07 - Fidelity® Series Small Cap Opportunities Fund - Fidelity Series Small Cap Opportunities Fund-Default
Sep. 29, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none